Fair values (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Fair values measurement
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
June 30, 2024
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	484	—	484	—	484
Current portion of fair value of derivative financial instruments	776	—	776	—	776
	1,260

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	69,925	—	71,904	—	71,904
Financial liabilities	2,800	—	2,800	—	2,800
	72,725

11.         Fair values (continued)

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2023
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	495	—	495	—	495
Current portion of fair value of derivative financial instruments	808	—	808	—	808
	1,303

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	52,620	—	54,107	—	54,107
	52,620

Valuation techniques and significant unobservable inputs
Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate